Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]
Balance at beginning of period at Dec. 31, 2012			$ 1,095.3	$ 10,343.9	$ 10,405.8	$ (1,033.4)
Balance at beginning of period (in shares) at Dec. 31, 2012		327.6
Non-controlling interests at beginning of period at Dec. 31, 2012							$ 23.4
Total equity at beginning of period at Dec. 31, 2012	$ 10,429.2
Comprehensive income:
Net income attributable to the parent	1,913.6			1,913.6	1,913.6
Less: Net income (loss) attributable to non-controlling interests	(1.7)						(1.7)
Net income including non-controlling interests	1,911.9
Noncontrolling Interest, Period Increase (Decrease)	22.3		(8.7)		(8.7)		31.0
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	121.3				121.3	121.3
Common shares issued to acquire Coventry (in shares)		52.2
Common shares issued to acquire Coventry	3,064.6		3,064.6		3,064.6	0.0
Total comprehensive income	2,034.9
Common shares issued for benefit plans, including tax benefits, net of employee tax withholdings	231.2		231.2		231.2
Common shares issued for benefit plans, including tax benefits, net of employee tax withholdings (in shares)		5.4
Repurchases of common shares	(1,407.7)		(0.2)	(1,407.5)	(1,407.7)
Repurchases of common shares (in shares)		(23.0)
Dividends declared	(294.6)			(294.6)	(294.6)
Balance at end of period at Dec. 31, 2013			4,382.2	10,555.4	14,025.5	(912.1)
Balance at end of period (in shares) at Dec. 31, 2013		362.2
Non-controlling interests at end of period at Dec. 31, 2013							52.7
Total equity at end of period at Dec. 31, 2013	14,078.2
Comprehensive income:
Net income attributable to the parent	2,040.8			2,040.8	2,040.8
Less: Net income (loss) attributable to non-controlling interests	4.4						4.4
Net income including non-controlling interests	2,045.2
Noncontrolling Interest, Period Increase (Decrease)	12.1		0.0		0.0		12.1
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	$ (199.2)				(199.2)	(199.2)
Common shares issued to acquire Coventry (in shares)	52.2
Total comprehensive income	$ 1,841.6
Common shares issued for benefit plans, including tax benefits, net of employee tax withholdings	160.1		160.1		160.1
Common shares issued for benefit plans, including tax benefits, net of employee tax withholdings (in shares)		3.5
Repurchases of common shares	(1,218.1)		(0.1)	(1,218.0)	(1,218.1)
Repurchases of common shares (in shares)		(15.9)
Dividends declared	(326.5)			(326.5)	(326.5)
Balance at end of period at Dec. 31, 2014	$ 14,482.6		4,542.2	11,051.7	14,482.6	(1,111.3)
Balance at end of period (in shares) at Dec. 31, 2014	349.8	349.8
Non-controlling interests at end of period at Dec. 31, 2014	$ 69.2						69.2
Total equity at end of period at Dec. 31, 2014	14,551.8
Comprehensive income:
Net income attributable to the parent	2,390.2			2,390.2	2,390.2
Less: Net income (loss) attributable to non-controlling interests	4.4						4.4
Net income including non-controlling interests	2,394.6
Noncontrolling Interest, Period Increase (Decrease)	(9.3)		0.0		0.0		(9.3)
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	(219.0)				(219.0)	(219.0)
Total comprehensive income	2,171.2
Common shares issued for benefit plans, including tax benefits, net of employee tax withholdings	105.1		105.1		105.1
Common shares issued for benefit plans, including tax benefits, net of employee tax withholdings (in shares)		2.7
Repurchases of common shares	(296.3)		(0.1)	(296.2)	(296.3)
Repurchases of common shares (in shares)		(3.0)
Dividends declared	(348.3)			(348.3)	(348.3)
Balance at end of period at Dec. 31, 2015	$ 16,114.3		$ 4,647.2	$ 12,797.4	$ 16,114.3	$ (1,330.3)
Balance at end of period (in shares) at Dec. 31, 2015	349.5	349.5
Non-controlling interests at end of period at Dec. 31, 2015	$ 64.3						$ 64.3
Total equity at end of period at Dec. 31, 2015	$ 16,178.6